Employee Benefits (Details Narrative)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Weighted average duration of short term employee benefit obligations	12 months
CHILE
IfrsStatementLineItems [Line Items]
Actuarial assumption of discount rates	6.52%	7.35%
ARGENTINA
IfrsStatementLineItems [Line Items]
Actuarial assumption of discount rates	35.79%	214.08%